Commitments and contingencies - Other commitments (Details) - Contractual obligations $ in Thousands	Dec. 31, 2025 USD ($)
2026
Disclosure of other provisions [line items]
Other commitments	$ 99,454
2027
Disclosure of other provisions [line items]
Other commitments	22,412
2028
Disclosure of other provisions [line items]
Other commitments	18,417
2029
Disclosure of other provisions [line items]
Other commitments	17,613
2030
Disclosure of other provisions [line items]
Other commitments	1,639
Thereafter
Disclosure of other provisions [line items]
Other commitments	$ 2,309